Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Jin Medical International Ltd [Member] - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, share issued (in Shares)	156,547,100	155,947,100
Ordinary shares, shares outstanding (in Shares)	156,547,100	155,947,100